Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [Abstract]
Trade receivables	$ 258,087	$ 242,008
Tax receivables	50,663	50,901
Prepayments	12,074	5,150
Other accounts receivable	10,911	19,508
Trade and other receivables	331,735	317,568
Euros [Member]
Trade and other receivables [Abstract]
Trade receivables	105,826	108,280
South African Rand [Member]
Trade and other receivables [Abstract]
Trade receivables	24,121	24,289
Other [Member]
Trade and other receivables [Abstract]
Trade receivables	6,929	4,001
All Foreign Currencies [Member]
Trade and other receivables [Abstract]
Trade receivables	$ 136,876	$ 136,570